Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2015
Commitments and contingencies
Schedule of Future Minimum Lease Payments
	March 31, 2015
	RMB	US$
Fiscal years ending March 31,
2016	1,799	290
2017	1,668	270
2018	1,596	257
2019	1,596	257
2020	1,106	178

Total payments	7,765	1,252

Schedule of Future Minimum Payments Under the Co-Operation Agreements
	March 31, 2015
	RMB	US$
Fiscal years ending March 31,
2016	5,800	936
2017	5,800	936
2018	5,800	936
2019	5,800	936
2020	5,800	936
2021 and thereafter	65,767	10,608

Total payments	94,767	15,288